PRINCIPAL SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Schedule of Subsidiaries of Brookfield Renewable
The following table lists the subsidiaries of Brookfield Renewable which significantly affect its financial position and results of operations as at December 31, 2025:

	Jurisdiction of Incorporation or Organization	Percentage of voting securities owned or controlled (%)
BP Brazil US Subco LLC	Delaware	100
Brookfield BRP Canada Corp.	Ontario	100
Brookfield BRP Europe Holdings (Bermuda) Limited	Bermuda	100
Brookfield Power US Holding America Co.	Delaware	100
Isagen S.A. E.S.P.(1)	Colombia	99.7
TerraForm Power Parent, LLC(1)	Delaware	100
Neoen S.A.S.(1)	France	100
Geronimo Power Holdings, LLC(1)	Delaware	100
(1)Voting control held, in whole or in part, through voting agreements with Brookfield and co-investors.